Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Summary of Significant Accounting Policies (Tables) [Line Items]
Schedule of the Common Stock Subject to Possible Redemption Reflected in the Balance Sheet Is Reconciled

At December 31, 2023, the Common Stock subject to possible redemption reflected in the balance sheet is reconciled in the following table:

Gross proceeds	$100,000,000
Less:
Proceeds allocated to Public Warrants	(11,900,000)
Common Stock issuance costs	(5,322,219)
Plus: Remeasurement of carrying value to redemption value	18,722,219
Common Stock subject to possible redemption as of December 31, 2021	101,500,000
Less:
Redemption of Common Stock	(57,810,572)
Common Stock redemption payable	(34,198,758)
Plus: Remeasurement of carrying value to redemption value (net)	998,892
Common Stock subject to possible redemption as of December 31, 2022	10,489,562
Redemption of Common Stock	(4,955,663)
Plus: Remeasurement of carrying value to redemption value	515,846
Common Stock subject to possible redemption as of December 31, 2023	$6,049,745

Schedule of Basic and Diluted Net (Loss) Income Per Share	The table below presents a reconciliation of the numerator and denominator used to compute basic and diluted net (loss) income per share for each class of stock.
	For the year ended December 31, 2023	For the year ended December 31, 2022
Basic and diluted net (loss) income per share:
Numerator:
Allocation of net (loss) income	$(2,574,642)	$1,623,367
Denominator:
Weighted average shares outstanding	3,336,745	12,278,562

Basic and diluted net (loss) income per share	$(0.77)	$0.13

Vaso Corporation and Subsidaries [Member]
Summary of Significant Accounting Policies (Tables) [Line Items]
Schedule of Revenues Disaggregated by Our Business Operations and Timing of Revenue Recognition

The following tables present revenues disaggregated by our business operations and timing of revenue recognition:

	(in thousands)
	Year Ended December 31, 2023				Year Ended December 31, 2022
	IT segment	Professional sales service segment	Equipment segment	Total	IT segment	Professional sales service segment	Equipment segment	Total
Network services	$35,673	$—	$—	$35,673	$35,833	$—	$—	$35,833
Software sales and support	4,698	—	—	4,698	4,267	—	—	4,267
Commissions	—	37,820	—	37,820	—	36,621	—	36,621
Medical equipment sales	—	—	2,708	2,708	—	—	2,450	2,450
Medical equipment service	—	—	125	125	—	—	123	123
	$40,371	$37,820	$2,833	$81,024	$40,100	$36,621	$2,573	$79,294
	Year Ended December 31, 2023				Year Ended December 31, 2022
	IT segment	Professional sales service segment	Equipment segment	Total	IT segment	Professional sales service segment	Equipment segment	Total
Revenue recognized over time	$37,223	$—	$600	$37,823	$37,089	$—	$325	$37,414
Revenue recognized at a point in time	3,148	37,820	2,233	43,201	3,011	36,621	2,248	41,880
	$40,371	$37,820	$2,833	$81,024	$40,100	$36,621	$2,573	$79,294

Schedule of Aggregate Amount of Transaction Price Allocated to Performance Obligations

As of December 31, 2023, the aggregate amount of transaction price allocated to performance obligations that are unsatisfied (or partially unsatisfied) for executed contracts approximates $95 million, of which we expect to recognize revenue as follows:

	(in thousands)
	Fiscal years of revenue recognition
	2024	2025	2026	Thereafter
Unfulfilled performance obligations	$44,667	$19,861	$6,240	$23,918

Schedule of Contract Receivable and Contract Liability Balances

The following table summarizes the Company’s contract receivable and contract liability balances:

	(in thousands)
	2023	2022
Contract receivables – January 1	15,306	15,474
Contract receivables – December 31	13,398	15,306
Increase (decrease)	(1,909)	(168)

Contract liabilities – January 1	33,861	26,890
Contract liabilities – December 31	33,589	33,861
Increase (decrease)	(272)	6,971

Schedule of Company’s Assets Measured at Fair Value

The following table presents information about the Company’s assets measured at fair value as of December 31, 2023 and 2022:

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of December 31, 2023
Assets
Cash equivalents invested in money market funds and treasury bills	$10,522	$—	$—	$10,522
Bank deposits (included in short term investments)	424			424
	$10,946	$—	$—	$10,946
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of December 31, 2022
Assets
Cash equivalents invested in money market funds	$7,934	$—	$—	$7,934
Bank deposits (included in short term investments)	433			433
	$8,367	$—	$—	$8,367

Schedule of Company’s Allowance for Doubtful Accounts and Commission Adjustments

The changes in the Company’s allowance for doubtful accounts and commission adjustments are as follows:

	(in thousands)
	Year ended December 31,
	2023	2022
Beginning Balance	$6,947	$5,804
Provision for losses on accounts receivable	66	63
Direct write-offs, net of recoveries	(60)	(159)
Commission adjustments	2,755	1,239
Ending Balance	$9,708	$6,947

Schedule of Basic to Diluted Shares Used in the Earnings Per Share

Diluted earnings per share were computed based on the weighted average number of shares outstanding plus all potentially dilutive common shares. A reconciliation of basic to diluted shares used in the earnings per share calculation is as follows:

	(in thousands)
	Year ended December 31,
	2023	2022
Basic weighted average shares outstanding	174,441	173,065
Dilutive effect of unvested restricted shares	1,100	1,591
Diluted weighted average shares outstanding	175,541	174,656